Shareholder Fees - FidelityEquity-IncomeFund-KPRO	Apr. 01, 2025 USD ($)
FidelityEquity-IncomeFund-KPRO | Fidelity Equity-Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none